UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

With copy to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments
		September 30, 2005 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Apparel/Accessories
200	Velcro Industries NV	2,449	2,680	0.02%

Beverages
50,000	Pyramid Breweries, Inc.*	92,772	111,500	0.75%

Business Development Cos.
86,500	MVC Capital, Inc.	756,418	1,020,700	6.89%

Conglomerate
56,300	Argan, Inc. *	299,103	211,125
80,400	Regency Affiliates, Inc. *	470,074	482,400
5,400	United Capital Corp. *	103,571	126,684
		872,748	820,209	5.54%
Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	94,182	0.64%

Elecromedical & Electrotherapy
65,800	Oni Medical, Inc.*	56,932	40,796	0.28%

Financial Services
266,310	Cadus Corp. *	421,513	431,422
60,000	Dynabazaar, Inc. *	18,786	24,600
29,700	Kent Financial Services, Inc. *	63,834	68,013
27,964	LQ Corp. *	49,434	53,971
3,000	Refac *	14,857	24,000
6,850	Webfinancial Corp. *	62,599	86,516
		631,023	688,522	4.65%
Footwear
55,500	Barry R.G. Corp. *	102,962	335,775	2.27%

Furniture & Fixtures
13,900	Reconditioned Systems, Inc.	24,981	27,800	0.19%

Industrial Instruments For Measurement, Display, and Control
37,000	Electronic Sensor Technology, Inc.	155,515	153,550	1.04%

Insurance
16,600	SCPIE Holdings, Inc. *	146,925	237,380	1.60%

IT Services
34,000	Technology Solutions Company *	29,421	15,300	0.10%

Mailboxes & Lockers
52,500	American Locker Group, Inc. *	337,769	238,875	1.61%

Motor Vehicle Parts & Accessories
8,000	Proliance International, Inc.*	60,272	43,840	0.30%

Orthopedic, Prosthetic & Surgical
21,600	Allied Healthcare Products, Inc.*	106,121	115,560	0.78%

Patent Owners & Lessors
68,500	Opti, Inc. *	101,771	113,710	0.77%

Primary Smeltin & Refining of
1,000	Blue Earth Refineries, Inc.*	-	1,760	0.01%

Ship & Boat Building & Repairing
304,522	Conrad Industries, Inc. *	526,346	639,496	4.32%

Real Estate Investment Trusts
30	USA Real Estate Investors Trust *	14,491	15,900	0.11%

Retail
6,000	Deb Shops, Inc.	111,276	130,440
74,300	United Retail Group, Inc. *	158,314	572,853
		269,590	703,293	4.75%
Textile Mill Products
221,980	Delta Woodside Industries, Inc. *	178,533	188,683
97,700	Quaker Fabric Corp. *	374,381	270,629
51,600	Unifi, Inc. *	119,334	172,344
		672,248	631,656	4.27%

Total for Common Stock		$ 5,049,822	$ 6,052,484	40.87%

Auction Market Preferreds
100,000	Aim Select Real Estate, Inc. Fund Pfd - W	100,000	100,000
100,000	Advent Claymore Conv. Sec. Inc. Fund Pfd - M7	100,000	100,000
100,000	Pioneer High Income Trust Pfd - M	100,000	100,000
100,000	Western Asset Premium Bond Fund Pfd - M	100,000	100,000

Total for Auction Market Preferred Stock		$ 400,000	$ 400,000	2.70%

Convertible Preferreds
22,200	Ameritrans Capital Corp. Pfd	257,418	269,730
33,935	Aristotle Corp. Convertible Pfd - I	263,769	297,609
4,000	First Union Real Estate 8.4% Convertible Pfd - A	96,090	101,400

Total for Convertible Preferred Stock		$ 617,277	$ 668,739	4.52%

Put Contracts
19,500	IWM Jan 2007 69 Puts	162,300	120,900
14,500	IWM Jan 2008 80 Puts	217,225	207,350
12,000	XLF Jan 2008 35 Put	65,400	64,800
		444,925	393,050	2.65%

SHORT TERM INVESTMENTS
Money Market Fund
6,725,280	First American Government Obligation Fund Cl Y 2.53% **	6,725,280	6,725,280	45.42%

Repurchase Agreements
500,000	US Bank Repo 1/31/2005 2.92% 2/1/2006	500,000	500,000	3.38%

Total for Short Term Investments		$ 7,225,280	$ 7,225,280	48.79%

	Total Investments	$ 13,737,304	$ 14,739,553	99.54%

	Other Assets less Liabilities		68,652	0.46%

	Net Assets		$ 14,808,205	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
The Pinnacle Value Fund
1. SECURITY TRANSACTIONS
At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,737,305 amounted to $1,002,249 which consisted of aggregate gross unrealized appreciation of $1,432,659and aggregate gross unrealized depreciation of $430,410.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.